Other income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Other operating income expense [Abstract]
(Gain)/loss on sale/disposal of non-current assets, net	[1],[2]	₨ (900)		₨ 1,211	₨ (1,119)
Sale of spent chemicals		(489)		(391)	(348)
Scrap sales		(338)		(280)	(206)
Miscellaneous income, net	[3]	(2,472)		(6,447)	(1,088)
Other (income)/expense, net		₨ (4,199)	$ (50)	₨ (5,907)	₨ (2,761)

[1]	Included in the year ended March 31, 2022, is an amount of Rs.1,064 representing gain on sale of intangible assets, pursuant to a definitive agreement with Citius Pharmaceuticals, Inc. for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox). Refer to Note 14 (“Other intangible assets”) of these consolidated financial statements for further details.
[2]	Included in the year ended March 31, 2023, is an amount of Rs.991 (EUR 11.36) representing the loss on sale of assets, pursuant to an agreement with Delpharm Development Leiden B.V for the transfer of certain assets, liabilities and employees at its site at Leiden, Netherlands. This transaction pertains to the Company’s Global Generics segment.
[3]	Miscellaneous income for the year ended March 31, 2024 includes: · Rs.984 recognized pursuant to a settlement of product related litigation by the Company and its affiliates in the United Kingdom; and · Rs.540 recognized pursuant to a settlement agreement with Janssen Group, in settlement of the claim brought in the Federal Court of Canada by the Company and its affiliates for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of Zytiga® (Abiraterone).